Commitments and Contingencies - Summary of Future Minimum Payments under Non-Cancelable Operating Leases (Detail) - Dec. 31, 2018	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	¥ 18,433,797	$ 2,681,085
2020	10,255,828	1,491,648
2021 and after	5,082,137	739,166
Total	¥ 33,771,762	$ 4,911,899